Related Party Transactions (Q1) (Details)	1 Months Ended	3 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended
	Apr. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2023 USD ($) installment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 16, 2023 USD ($)	Jun. 16, 2021 USD ($)
Related Party Transaction [Line Items]
Accounts receivable, net		$ 7,893,000	$ 17,438,000		$ 11,158,000	$ 17,438,000
Other Current Assets
Related Party Transaction [Line Items]
Rents received, related party		$ 800,000			700,000
Related Party
Related Party Transaction [Line Items]
Number of installments | installment				12
Interest rate				5.00%
Interest rate if defaulted		10.00%
Accounts receivable, net		$ 600,000			700,000
Investment income, interest		100,000			100,000
Related Party | Prepaid Expenses and Other Current Assets
Related Party Transaction [Line Items]
Accounts receivable, net		300,000			400,000
Related Party | Other Assets
Related Party Transaction [Line Items]
Accounts receivable, net		300,000	1,100,000		300,000	1,100,000	$ 1,100,000
Silver Spike Sponsor
Related Party Transaction [Line Items]
Interest rate							5.00%
Interest rate if defaulted							10.00%
Silver Spike Sponsor | Silver Spike
Related Party Transaction [Line Items]
Transaction expenses		1,100,000						$ 1,100,000
Sublease Agreement
Related Party Transaction [Line Items]
Income on the sublease			$ 69,000	$ 69,000
Sublease income, net		$ 200,000			$ 700,000	$ 400,000
Sublease Agreement | Related Party | Subsequent Event
Related Party Transaction [Line Items]
Rent receivable collected	$ 700,000